Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Revenues (including revenue from related parties of nil, RMB44,710 and RMB147,921 for the years ended June 30, 2021, 2022 and 2023, respectively)		¥ 3,081,381	$ 424,942	¥ 2,867,974	¥ 1,759,940
Cost of revenues		(391,498)	(53,990)	(408,757)	(178,927)
Gross Profit		2,689,883	370,952	2,459,217	1,581,013
Operating expenses:
Sales and marketing expenses		(2,408,464)	(332,142)	(2,254,459)	(1,694,941)
Research and development expenses		(219,781)	(30,309)	(273,484)	(116,265)
General and administrative expenses		(175,246)	(24,168)	(166,650)	(100,341)
Total operating expenses		(2,803,491)	(386,619)	(2,694,593)	(1,911,547)
Loss from operations		(113,608)	(15,667)	(235,376)	(330,534)
Other income:
Interest income		5,328	735	387	441
Others, net		21,313	2,939	19,913	15,093
Loss before income tax		(86,967)	(11,993)	(215,076)	(315,000)
Income tax expense		(21,685)	(2,990)	(18,350)	(1,037)
Net loss		(108,652)	(14,983)	(233,426)	(316,037)
Net loss attributable to non-controlling interests		115	16
Net loss attributable to QuantaSing Group Limited		(108,537)	(14,967)	(233,426)	(316,037)
Allocation of accretion of Predecessors’ preferred shares				(22,655)	(17,480)
Allocation of deemed dividends due to extinguishment of Predecessors’ preferred shares					(197,436)
Accretion of the Company’s preferred shares		(22,379)	(3,086)	(2,987)
Net loss attributable to ordinary shareholders of QuantaSing Group Limited		(130,916)	(18,053)	(259,068)	(530,953)
Net loss		(108,652)	(14,983)	(233,426)	(316,037)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax		20,343	2,805	1,839
Total other comprehensive income		20,343	2,805	1,839
Total comprehensive loss		(88,309)	(12,178)	(231,587)	(316,037)
Comprehensive loss attributable to non-controlling interests		115	16
Comprehensive loss attributable to QuantaSing Group Limited		¥ (88,194)	$ (12,162)	¥ (231,587)	¥ (316,037)
Net loss per ordinary share
—Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.26)	$ (0.17)	¥ (5.26)	¥ (12.89)
—Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.26)	$ (0.17)	¥ (5.26)	¥ (12.89)
Weighted average number of ordinary shares used in computing net loss per share
—Basic (in Shares)	[1]	103,948,398	103,948,398	49,270,950	41,206,648
—Diluted (in Shares)		103,948,398	103,948,398	49,270,950	41,206,648
Cost of revenues
Share-based compensation expenses included in
Share-based compensation expenses included in		¥ (26,486)	$ (3,653)	¥ (27,583)	¥ (6,277)
Sales and marketing expenses
Share-based compensation expenses included in
Share-based compensation expenses included in		(51,742)	(7,136)	(86,682)	(23,973)
Research and development expenses
Share-based compensation expenses included in
Share-based compensation expenses included in		(49,046)	(6,764)	(120,558)	(48,715)
General and administrative expenses
Share-based compensation expenses included in
Share-based compensation expenses included in		¥ (64,358)	$ (8,875)	¥ (56,606)	¥ (22,865)

[1]	Basic and diluted net loss per share are computed using the weighted average number of ordinary shares outstanding during the period, including 232,930, 2,276,065 and 3,318,369 vested options with nominal exercise price for the years ended June 30, 2021, 2022 and 2023.